Taxes on Income (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Loss before tax benefit	$ (1,621,400)	$ (1,773,655)	$ (2,164,368)
Statutory tax rate	25.00%	26.50%	26.50%
Income tax benefit	$ 405,350	$ 470,019	$ 573,557
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(347,128)	(463,890)	(112,002)
Foreign exchange differences (*)		(10,104)	(286,106)
Non-deductible expenses and other permanent differences	(27,055)	(482)	(162,870)
Other	(31,167)	4,457	(12,579)
Income tax expense recognized in profit or loss